Temporary Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2012 USD ($) shares	Sep. 30, 2012 ILS (₪) shares
Temporary Equity [Line Items]
Investment			$ 894	₪ 2,780
Preferred shares (in Shares)	0	104,711
Distributable assets shareholders percentage	15.00%
Issue price of annual rate, percentage	4.00%
Converted to ordinary shares (in Shares)	104,711
Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred shares (in Shares)			104,711	104,711
Annual interest rate	6.00%